September 1, 2011

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Azzad Funds, File Nos. 333-20177 and 811-08021

Dear Sir/Madam:

On behalf of Azzad Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 18 to the Trust’s Registration Statement under the Securities Act of 1933.  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.  The main purpose of the filing is to make changes to the Azzad Ethical Fund, which is dropping "Mid Cap" from its name and the corresponding 80% investment restriction, and to change the disclosure of the Azzad Wise Capital Fund to permit a limited investment in lower grade issuers, and provide other updated financial information.

If you have any questions, please contact Donald Mendelsohn at (513) 352-6546.

Very truly yours,

/s/ Thompson Hine, LLP

Thompson Hine LLP